Fair Value of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of contingent consideration in respect of acquisition	$ (270)
US Agency And Other Governmental Debentures- Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities, available for sale	915
Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	8,055
Marketable debt securities, available for sale	7,442
Marketable debt securities, trading	$ 613